LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.57%
Australia–1.48%
Aristocrat Leisure Ltd.	321,369	$12,997,166
Lottery Corp. Ltd.	769,550	2,302,499
WiseTech Global Ltd.	100,629	5,189,238
		20,488,903
Brazil–0.12%
TOTVS SA	275,000	1,616,329
		1,616,329
Canada–9.30%
Agnico Eagle Mines Ltd.	338,292	36,651,336
Canadian Pacific Kansas City Ltd.	161,473	11,331,891
Element Fleet Management Corp.	1,114,016	22,147,943
Franco-Nevada Corp.	173,939	27,356,669
RB Global, Inc.	310,461	31,159,364
		128,647,203
China–1.25%
Alibaba Group Holding Ltd.	249,900	4,134,837
Kingsoft Corp. Ltd.	363,600	1,770,780
Tencent Holdings Ltd.	121,100	7,737,794
Yum China Holdings, Inc.	69,352	3,614,777
		17,258,188
Denmark–1.13%
Novo Nordisk AS Class B	228,177	15,602,355
		15,602,355
France–16.13%
Air Liquide SA	170,311	32,349,735
Capgemini SE	166,200	24,972,884
Dassault Systemes SE	441,239	16,799,157
EssilorLuxottica SA	138,346	39,866,954
Kering SA	25,835	5,374,719
LVMH Moet Hennessy Louis Vuitton SE	56,483	34,978,688
Pernod Ricard SA	121,904	12,043,212
Schneider Electric SE	221,134	51,047,735
Sodexo SA	87,168	5,598,731
		223,031,815
Germany–11.85%
Deutsche Boerse AG	115,457	34,066,695
GEA Group AG	402,575	24,472,085
Merck KGaA	71,682	9,864,150
SAP SE	260,733	69,863,302
Symrise AG	141,847	14,705,844
†Zalando SE	314,702	10,915,531
		163,887,607
Hong Kong–3.00%
AIA Group Ltd.	5,253,000	39,764,513
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	592,200	$1,766,705
		41,531,218
India–1.39%
HDFC Bank Ltd. ADR	189,226	12,572,175
Reliance Industries Ltd.	274,681	4,083,770
UPL Ltd.	351,323	2,609,112
		19,265,057
Ireland–2.50%
Experian PLC	448,123	20,763,902
†James Hardie Industries PLC CDI	351,306	8,383,674
Kingspan Group PLC	66,644	5,383,381
		34,530,957
Japan–10.56%
Daiichi Sankyo Co. Ltd.	367,100	8,742,071
Hitachi Ltd.	2,320,900	54,493,346
Kose Corp.	30,500	1,265,711
LY Corp.	2,427,900	8,221,252
Nomura Research Institute Ltd.	459,500	14,957,805
Obic Co. Ltd.	416,300	12,003,182
Oracle Corp. Japan	99,600	10,481,231
Pan Pacific International Holdings Corp.	306,000	8,405,316
Resonac Holdings Corp.	388,900	7,773,072
Sugi Holdings Co. Ltd.	334,700	6,274,196
Terumo Corp.	715,100	13,455,337
		146,072,519
Luxembourg–0.53%
Tenaris SA	376,124	7,360,271
		7,360,271
Macau–0.43%
†Sands China Ltd.	2,965,600	5,949,239
		5,949,239
Mexico–0.27%
Grupo Financiero Banorte SAB de CV Class O	537,229	3,729,849
		3,729,849
Netherlands–5.05%
Akzo Nobel NV	120,174	7,400,998
ASML Holding NV	18,522	12,257,361
Heineken NV	447,684	36,504,297
†Qiagen NV	342,760	13,617,022
		69,779,678
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.41%
Credicorp Ltd.	30,358	$5,651,445
		5,651,445
Republic of Korea–0.42%
Amorepacific Corp.	28,582	1,980,113
NAVER Corp.	28,960	3,784,600
		5,764,713
Singapore–2.47%
DBS Group Holdings Ltd.	892,560	30,651,684
Singapore Technologies Engineering Ltd.	687,400	3,452,228
		34,103,912
Spain–2.55%
Amadeus IT Group SA	460,911	35,297,937
		35,297,937
Sweden–2.03%
Assa Abloy AB Class B	936,253	28,107,474
		28,107,474
Switzerland–9.35%
Nestle SA	530,842	53,645,086
Roche Holding AG	164,377	54,101,008
Sika AG	42,270	10,296,304
Sonova Holding AG	38,409	11,214,672
		129,257,070
Taiwan–2.03%
Delta Electronics, Inc.	418,000	4,623,186
Taiwan Semiconductor Manufacturing Co. Ltd.	835,000	23,516,090
		28,139,276
Thailand–0.19%
Kasikornbank PCL	540,000	2,580,090
		2,580,090
United Kingdom–9.74%
AstraZeneca PLC	156,241	22,943,155
Burberry Group PLC	344,529	3,470,388
Compass Group PLC	550,221	18,199,260
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Diageo PLC	682,258	$17,829,191
Haleon PLC	1,945,068	9,822,985
London Stock Exchange Group PLC	109,456	16,257,186
Reckitt Benckiser Group PLC	368,227	24,899,672
†Rolls-Royce Holdings PLC	2,193,672	21,321,087
		134,742,924
United States–4.39%
†Flutter Entertainment PLC	97,213	21,537,540
Linde PLC	83,997	39,112,363
		60,649,903
Total Common Stock (Cost $882,053,927)		1,363,045,932

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	3,374,971	3,374,971
Total Money Market Fund (Cost $3,374,971)		3,374,971

	Principal Amount°
SHORT-TERM INVESTMENTS–0.49%
AGENCY OBLIGATIONS–0.49%
≠Federal Home Loan Bank Discount Notes 4.09% 4/1/25	2,576,000	2,576,000
≠Federal Home Loan Mortgage Corp. Discount Notes 4.10% 4/1/25	971,000	971,000
≠Federal National Mortgage Association Discount Notes 4.09% 4/1/25	3,186,000	3,186,000
		6,733,000
Total Short-Term Investments (Cost $6,733,000)		6,733,000

TOTAL INVESTMENTS–99.30% (Cost $892,161,898)	1,373,153,903
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.70%	9,721,842
NET ASSETS APPLICABLE TO 67,011,952 SHARES OUTSTANDING–100.00%	$1,382,875,745

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
LVIP MFS International Growth Fund–3